GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - ENP Investments LLC [Member]	12 Months Ended
Dec. 31, 2021
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years